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                                 WT MUTUAL FUND

                      WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO
                      WILMINGTON LARGE CAP GROWTH PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO

      SUPPLEMENT DATED JULY 1, 2005 TO THE PROSPECTUSES DATED JULY 1, 2005

The information in this Supplement amends the corresponding information in, and should be read in conjunction with, the Prospectuses (the "Prospectuses") of the Wilmington Large Cap Value Portfolio, the Wilmington Large Cap Growth Portfolio and the Wilmington Small Cap Core Portfolio (each a "Portfolio").

INTERIM ADVISORY AGREEMENT FOR THE WILMINGTON LARGE CAP VALUE PORTFOLIO

     On April 5, 2005, the Board of Trustees of WT Mutual Fund (the "Trust"), including a majority of the independent trustees, approved the termination of Cramer, Rosenthal McGlynn LLC ("CRM") as investment adviser to the Wilmington Large Cap Value Portfolio, such termination to become effective on July 1, 2005 in connection with the withdrawal of the Wilmington Large Cap Value Portfolio from the master-feeder structure. The Board of Trustees, including a majority of the independent trustees, then appointed Rodney Square Management Corporation ("RSMC") as investment adviser to the Wilmington Large Cap Value Portfolio, such appointment contingent upon the approval of the Portfolio's shareholders of a new investment advisory agreement between the Trust and RSMC (the "Advisory Agreement") with respect to the Wilmington Large Cap Value Portfolio.

     A Special Meeting of Shareholders of the Wilmington Large Cap Value Portfolio was held on June 29, 2005 (the "LCV Shareholder Meeting"), but the necessary quorum needed to vote on the approval of the Advisory Agreement was not reached. The LCV Shareholder Meeting was adjourned and scheduled to be reconvened at a later date (expected to be in July 2005) at which time it is expected that the necessary quorum to vote on the approval of the Advisory Agreement would be achieved and that a "majority of the outstanding voting securities" (as defined under the Investment Company Act of 1940 (the "Act")) would approve the Advisory Agreement.

     In compliance with the U.S. Securities and Exchange Commission Rule 15a-4 under the Act, the Board of Trustees, including a majority of the independent trustees, reviewed the Interim Advisory Agreement ("Interim Agreement") between RSMC and the Wilmington Large Cap Value Portfolio and its prior in-depth deliberations in connection with the appointment of RSMC as investment adviser for the Portfolio and the approval and recommendation to shareholders of the Advisory Agreement, including consideration by the Board of Trustees of materials provided by RSMC at several meetings held in March and April 2005 and of all factors they deemed relevant to evaluate the Interim Agreement. In particular, the Board noted that the advisory fees under the Interim Agreement would be identical to the advisory fees payable to the adviser under the previous advisory agreement. The Board of Trustees, including a majority of the independent trustees, determined that (i) the compensation payable under the Interim Agreement is no greater than the compensation payable under the previous advisory agreement, and (ii) the compensation payable under the Interim Agreement is fair and reasonable.

     For the duration of the Interim Agreement, the advisory fee paid by Wilmington Large Cap Value Portfolio to RSMC will be as follows: 0.55% of the Portfolio's first $1 billion of average daily net assets; 0.50% of the Portfolio's next $1 billion of average daily net assets; and 0.45% of the Portfolio's average daily net assets over $2 billion.

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WILMINGTON LARGE CAP GROWTH PORTFOLIO AND WILMINGTON SMALL CAP CORE PORTFOLIO:
ADVISORY FEES

     A Special Meeting of Shareholders of each of the Wilmington Large Cap Growth Portfolio and the Wilmington Small Cap Core Portfolio (each, a "Shareholder Meeting") was held on June 29, 2005 to vote on a change in fees under the Advisory Agreement, but the necessary quorum needed to vote on the approval of the change in advisory fees under the Advisory Agreement was not reached by either Portfolio.

     Each of the Shareholder Meetings was adjourned and scheduled to be reconvened at a later date (expected to be in July 2005) at which time it is expected that the necessary quorum for each Portfolio to vote on the approval of the Advisory Agreement would be achieved and that a "majority of the outstanding voting securities" (as defined under the Act) would approve the Advisory Agreement.

     Until the Wilmington Large Cap Growth Portfolio shareholders approve the change in fees under the Advisory Agreement, the advisory fee paid by the Wilmington Large Cap Growth Portfolio to RSMC will be as follows: 0.55% of the Portfolio's first $1 billion of average daily net assets; 0.50% of the Portfolio's next $1 billion of average daily net assets; and 0.45% of the Portfolio's average daily net assets over $2 billion.

     Until the Wilmington Small Cap Core Portfolio shareholders approve the change in fees under the Advisory Agreement, RSMC will not receive an advisory fee.
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                                 WT MUTUAL FUND

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
               WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND
                WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

       SUPPLEMENT DATED JULY 1, 2005 TO THE PROSPECTUS DATED JULY 1, 2005

The information in this Supplement amends the corresponding information in, and should be read in conjunction with, the Prospectus (the "Prospectus") of the Wilmington International Strategic Allocation Fund (the "Fund").

ADVISORY FEE

     A Special Meeting of Shareholders of the Wilmington International Strategic Allocation Fund (the "Shareholder Meeting") was held on June 29, 2005 to vote on an increase in fees under the advisory agreement with RSMC (the "Advisory Agreement"), but the necessary quorum needed to vote on the approval of the increase in advisory fee under the Advisory Agreement was not reached by the Fund.

     The Shareholder Meeting was adjourned and scheduled to be reconvened at a later date (expected to be in July 2005) at which time it is expected that the necessary quorum for the Fund to vote on the approval of the Advisory Agreement would be achieved and that a "majority of the outstanding voting securities" (as defined under the Act) would approve the Advisory Agreement.

     Until the Wilmington International Strategic Allocation Fund shareholders approve the increase in advisory fee under the Advisory Agreement, the advisory fee paid by the Wilmington International Strategic Allocation Fund to RSMC will be 0.15% of the Fund's average daily net assets.